Property and Equipment (Details) - USD ($) $ in Thousands	Jul. 31, 2025	Jan. 31, 2025
Property and Equipment
Cost	$ 48,853	$ 43,637
Accumulated depreciation	35,747	31,156
Net	13,106	12,481
Computer equipment and software
Property and Equipment
Cost	44,501	39,261
Accumulated depreciation	31,916	27,507
Furniture and fixtures
Property and Equipment
Cost	1,203	1,193
Accumulated depreciation	1,097	1,076
Leasehold improvements
Property and Equipment
Cost	719	718
Accumulated depreciation	560	529
Equipment installed with customers
Property and Equipment
Cost	2,430	2,430
Accumulated depreciation	$ 2,174	2,044
Assets under construction
Property and Equipment
Cost		$ 35